Supplementary Financial Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2004	Dec. 31, 2003
Supplemental Financial Information [Line Items]
Face value of life insurance policies	$ 162	$ 153
Net cash surrender values	$ 84	$ 76
Depreciation expense as percentage of average depreciable property	3.40%	3.50%	3.60%
Aggregate amortization expenses	$ 57	$ 61	$ 64
Goodwill	$ 4,064	4,064
Bondco [Member]
Supplemental Financial Information [Line Items]
Principal amount of transition bonds issued				$ 1,300	$ 1,300
Financial support		$ 0
Sales [Member] | TCEH [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	22.00%	23.00%	25.00%
Sales [Member] | Vistra [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	22.00%	23.00%	25.00%
Sales [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	18.00%	17.00%	17.00%
Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	12.00%	15.00%
Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	10.00%	12.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life	82 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life	8 years